Share-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation Expense	Stock-based compensation expense is included in the condensed consolidated statements of operations as follows:
	Nine Months Ended September 30,
	2023	2022
Payroll and related expenses	$3,210,631	$1,874,857
Total	$3,210,631	$1,874,857
	Three Months Ended September 30,
	2023	2022
Payroll and related expenses	$—	$594,694
Total	$—	$594,694
Stock-based compensation expense is included in the consolidated statements of operations as follows:
	Year Ended December 31,
	2022	2021
Payroll and related expenses	$2,798,844	$1,647,391
General and administrative expenses	—	—
Total	$2,798,844	$1,647,391
	Year Ended December 31,
	2022	2021
Stock options	$—	$2,666
RSUs	2,798,844	1,644,725
Total	$2,798,844	$1,647,391

Schedule of Stock-Based Option Activity	The following table summarizes stock-based option activities and changes during the nine months ended September 30, 2023 as described below:
	Shares	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value
Outstanding – December 31, 2022	36,436	24.80	78.71	4.34	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Cancelled	—	—	—	—	—
Outstanding – September 30, 2023	36,436	24.80	78.71	3.84	—
Exercisable – December 31, 2022	36,436	24.80	78.71	4.34	—
Exercisable – September 30, 2023	36,436	24.80	78.71	3.84	—
The following table summarizes stock-based option activities and changes during the years ended December 31, 2022 and 2021, as described below:
	Shares	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value
Outstanding – December 31, 2020	36,436	$35.54	$78.71	6.34	$—
Granted	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding – December 31, 2021	36,436	$24.80	$78.71	5.34	$—
Granted	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding – December 31, 2022	36,436	24.80	78.71	4.34	$—
Exercisable – December 31, 2021	36,436	24.80	78.71	5.34	—
Exercisable – December 31, 2022	36,436	$24.80	$78.71	4.34	$—

Schedule of Restricted Stock Unit	The following table summarized restricted stock unit activities during the nine months ended September 30, 2023:
Number of Shares
Non-vested balance at January 1, 2023	1,190,935
Granted	585,000
Vested	(1,775,935)
Forfeited/Expired	—
Non-vested balance at September 30, 2023	—
The following table summarized restricted stock unit activities during the year ended December 31, 2022:
Number of Shares
Non-vested balance at January 1, 2022	1,274,137
Granted	1,125,000
Vested	(890,122)
Forfeited/Expired	(125,118)
Non-vested balance at December 31, 2022	1,383,897

Schedule of Stock-Based Compensation Expense by Security Type Included in the Condensed Consolidated Statements	The following table presents total stock-based compensation expense by security type included in the condensed consolidated statements of operations:
	Nine Months Ended September 30,
	2023	2022
Stock options	$—	$—
Restricted Stock Units	$3,210,631	$1,874,857
Total	$3,210,631	$1,874,857
	Three Months Ended September 30,
	2023	2022
Stock options	$—	$—
Restricted Stock Units	$—	$594,694
Total	$—	$594,694